COLUMBIA MANAGEMENT                                                MA-515-11-05
                                                           One Financial Center
                                                    Boston, Massachusetts 02111


March 1, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Columbia Funds Trust I (Trust)
          Columbia Tax-Managed Growth Fund
          Columbia Tax-Managed Growth Fund II
          Columbia Tax-Managed Value Fund (Funds)
          File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated March 1, 2005 for the Funds do not differ from those contained in Post-Effective Amendment No. 77 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 25, 2005.

The Funds' Prospectuses and Statement of Additional Information dated March 1, 2005, are now being used in connection with the public offering and sale of shares of each Fund.


Very truly yours,

Columbia Funds Trust I



Laurie J. Russell
Assistant Secretary



Columbia Management is the primary asset management group, and a nonbank subsidiary of Bank of America Corp.

                                                        BANK OF AMERICA
                                                                [GRAPHIC]